Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Cost Of Sales [Abstract]
Summary of cost of sales

Cost of sales is detailed as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Cost of materials	427,800	381,141	325,995
Direct industrial labor	153,174	150,036	130,637
Indirect industrial labor	82,501	72,229	61,194
Industrial depreciation and amortization	65,176	64,700	53,550
Impairment of PPE	2,616	—	—
Other costs of sales	70,450	77,355	92,503
Total Cost of sales	801,717	745,461	663,879